INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance at the beginning of the year	$ 1,029,243
Total other comprehensive income	452,759	$ (229,311)	$ 701,730
Year-end balance	1,170,435	1,029,243
Associates [member]
Disclosure of associates [line items]
Balance at the beginning of the year	1,029,243	985,497	975,032
Acquisitions	4,539		2,789
Participation in the profit or loss of the period	298,705	222,825	231,693
Total other comprehensive income	(846)	13,059	(9,061)
Dividends received	(225,844)	(221,076)	(192,602)
Capitalization reductions		5,333
Sale of investments			(5,125)
Entity Liquidation			(4,956)
Allowance for Impairment			(225)
Reclassification		(57)
Dilution effect	(75)
Exchange difference	63,654	23,662	(12,048)
Realization of Other Comprehensive Income	1,059
Year-end balance	$ 1,170,435	$ 1,029,243	$ 985,497